Investments in Other Entities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investments in Other Entities

As of December 31, 2018 and 2017 the investment in other entities is integrated as follows:

	2018		2017
Investment in Associates and Joint Ventures	Ps.	10,518	Ps.	11,501
Investment in Venezuelan operations		—		1,039

Total	Ps.	10,518	Ps.	12,540

Summary of Associates and Joint Ventures

Details of the investment in associates and joint ventures are accounted for under the equity method at the end of the reporting period as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2018	2017	2018		2017
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps.	1,550	Ps.	2,036
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		162		153
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%		826		784
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%		3,120		2,933
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	26.3%	26.3%		1,571		1,560
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.7%	24.4%		2,084		3,001
UBI 3 Participacoes, LTDA(1)	Beverages	Brazil	26.0%	26.0%		7		391
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Caned bottling	Mexico	26.5%	26.5%		179		177
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%		129		121
KSP Participacoes, LTDA (1)	Beverages	Brazil	31.4%	38.7%		104		117
Other	Various	Various	Various	Various		786		228

					Ps. 10,518		Ps. 11,501

Accounting method:

(1)	The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.